Other Noncurrent Assets	6 Months Ended
Jun. 30, 2011
Other Noncurrent Assets [Text Block]
Note 9 - Other Noncurrent Assets

Other noncurrent assets of $618,085 at June 30, 2011, represented the refundable deposit to an independent contractor for the phase II factory construction project. Total cost of this project is estimated to be $6,155,000. The Company is currently in the process of getting the approval of construction from the related PRC authority, and construction is anticipated to commence within one month from the receipt of such approval. This project is expected to be completed within 18 months from the commencement of the construction.